Loans Receivable (Details) - USD ($)		6 Months Ended
		Sep. 30, 2024	Mar. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for expected credit loss		$ 11,322	$ 11,240
Loans receivable principal amount	[1]	11,721,697	4,146,564
Interest income		313,868
Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable principal amount		11,301,556	4,026,819
Loan receivable principal		$ 420,141	$ 119,745

[1]	During the second half of the year ended March 31, 2024, the Company launched loan business, which was approved by Hong Kong Licensing Court under the Money Lenders Ordinance. The Company disburses loans to customers for a fixed period and charges interest from the customers. The principal and interest are repayable upon the maturity of the loans. As of September 30, 2024, the loans receivable were comprised of principal of $11,301,556 and interest of $420,141. As of March 31, 2024, the loans receivables were comprised of principal of $4,026,819 and interest of $119,745.